[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]

                                              August 15, 2006

Daniel Morris
Attorney-Adviser
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:   MortgageIT Securities Corp.
              Registration Statement on Form S-3
              Filed January 26, 2006

Dear Mr. Morris:

As per our discussion we confirm that the prospectus supplement for each take down will disclose, as of the applicable cut-off date, both the number of delinquent loans and the aggregate balance of the delinquent loans for each 30/31 day bucket through charge-off.

Please contact Claude Roxborough at (212) 912-7529 or the undersigned at (212) 912-7472 with any other questions.

Sincerely, /s/ Richard D. Simonds, Jr.
Richard D. Simonds, Jr.